UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21357

Franklin Limited Duration Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:   12/31

Date of reporting period:  9/30/18

Item 1. Schedule of Investments.

FRANKLIN LIMITED DURATION INCOME TRUST

Statement of Investments, September 30, 2018 (unaudited)
		Shares/
		Units/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 1.2%
Commercial & Professional Services 0.3%
[a,b,c] Remington Outdoor Co. Inc	United States	39,306	$665,803
[a,b,c] Remington Outdoor Co. Inc., Litigation Units	United States	3,700	—
			665,803
Energy 0.8%
[a] Birch Permian Holdings Inc	United States	41,589	478,274
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	5,004	1
[a] Halcon Resources Corp	United States	67,554	301,966
[a] Halcon Resources Corp., wts., 9/09/20	United States	6,408	641
[a] Midstates Petroleum Co. Inc	United States	372	3,315
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20.	United States	2,642	4
[a,b,c] Nine Point Energy LLC	United States	21,663	295,010
[a] Riviera Resources Inc	United States	6,592	141,398
[a] Roan Resources Inc	United States	6,592	117,667
Samson Resources II LLC	United States	31,225	759,548
			2,097,824
Materials 0.1%
[a] Verso Corp., A.	United States	4,163	140,168
[a] Verso Corp., wts., 7/25/23.	United States	438	5,037
			145,205
Pharmaceuticals, Biotechnology & Life Sciences 0.0%†
[a] Concordia International Corp	Canada	3,236	66,047
Transportation 0.0%†
[a,b] CEVA Logistics AG	Switzerland	3,641	67,982
Total Common Stocks and Other Equity Interests
(Cost $7,888,991)			3,042,861

Convertible Preferred Stocks (Cost $377,604) 0.2%
Energy 0.2%
[a,b,c] Nine Point Energy Holdings Inc., cvt. pfd	United States	404	604,110

		Principal
		Amount*
Corporate Bonds 55.3%
Automobiles & Components 1.0%
Fiat Chrysler Automobiles NV, senior note, 4.50%, 4/15/20	United Kingdom	$1,500,000	1,511,250
[d] The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	700,000	660,800
senior note, 5.125%, 11/15/23	United States	300,000	300,750
			2,472,800
Banks 1.7%
[d] CIT Group Inc., senior note, 5.25%, 3/07/25	United States	400,000	409,000
[e] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter,
Perpetual	United States	1,300,000	1,329,250
[e] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	1,500,000	1,561,875
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	1,000,000	1,046,890
			4,347,015

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Capital Goods 3.4%
[d,f] BBA U.S. Holdings Inc., senior note, 144A, 5.375%, 5/01/26	United States	$400,000	$402,500
[d,f] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	500,000	462,500
[d] CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21.	United States	1,000,000	999,703
[d] H&E Equipment Services Inc., senior note, 5.625%, 9/01/25.	United States	800,000	800,000
[f] HD Supply Inc., senior note, 144A, 5.75% to 4/15/19, 7.00% thereafter,
4/15/24	United States	400,000	421,500
[d,f] Jeld-Wen Inc., senior note, 144A, 4.625%, 12/15/25	United States	600,000	555,000
[g] Onsite Rental Group Operations Pty. Ltd., secured note, PIK, 6.10%, 10/26/23 .	Australia	952,561	738,235
[f] Stevens Holding Co. Inc., senior note, 144A, 6.125%, 10/01/26	United States	1,100,000	1,120,625
[d] Tennant Co., senior note, 5.625%, 5/01/25	United States	800,000	814,000
[d,f] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	500,000	497,500
[d,f] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,600,000	1,672,000
			8,483,563
Commercial & Professional Services 0.9%
[d,f] Multi-Color Corp., senior note, 144A, 4.875%, 11/01/25	United States	900,000	843,750
[d] United Rentals North America Inc., senior bond, 5.875%, 9/15/26	United States	600,000	618,000
[d,f] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	1,000,000	922,500
			2,384,250
Consumer Durables & Apparel 1.8%
[d] Beazer Homes USA Inc., senior note, 8.75%, 3/15/22	United States	1,300,000	1,378,000
[d,f] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,000,000	976,875
[d] KB Home, senior note, 7.00%, 12/15/21	United States	1,100,000	1,163,250
[d,f] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., senior note,
144A, 5.875%, 4/15/23	United States	1,000,000	1,012,500
			4,530,625
Consumer Services 3.4%
[f] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A,
4.25%, 5/15/24	Canada	800,000	761,304
[d,f] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	1,007,760
[d,f] Ascend Learning LLC, senior note, 144A, 6.875%, 8/01/25	United States	500,000	506,250
[d,f] Boyne USA Inc., secured note, second lien, 144A, 7.25%, 5/01/25	United States	1,200,000	1,275,000
[d,f] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	400,000	411,000
[d,f] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, senior
note, 144A, 5.00%, 6/01/24	United States	1,400,000	1,392,132
[d] MGM Resorts International, senior note, 8.625%, 2/01/19	United States	1,000,000	1,020,000
[f] Stars Group Holdings BV/Stars Group U.S. Co-Borrower LLC, senior note,
144A, 7.00%, 7/15/26	Canada	500,000	517,095
[d,f] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	900,000	871,875
[f] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	800,000	755,332
			8,517,748
Diversified Financials 2.0%
[d] Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	700,000	687,265
[d,f] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	900,000	909,000
[f] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21.	Netherlands	1,000,000	1,036,330
[d] Navient Corp.,
senior note, 5.00%, 10/26/20	United States	200,000	202,962
senior note, 5.875%, 3/25/21	United States	200,000	205,400
senior note, 6.625%, 7/26/21	United States	700,000	731,500
senior note, 6.50%, 6/15/22	United States	200,000	208,000

|2

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[d] Navient Corp., (continued)
senior note, 7.25%, 9/25/23	United States	$1,100,000	$1,171,500
			5,151,957
Energy 6.7%
[f] Aker BP ASA, senior note, 144A, 5.875%, 3/31/25	Norway	1,000,000	1,035,652
[d] California Resources Corp.,
[f] secured note, second lien, 144A, 8.00%, 12/15/22	United States	824,000	787,950
senior note, 5.50%, 9/15/21	United States	37,000	34,318
[d] Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note,
7.75%, 4/15/23	United States	1,000,000	1,005,000
[d] Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24.	United States	700,000	768,250
senior secured note, first lien, 5.875%, 3/31/25	United States	600,000	631,500
Cheniere Energy Partners LP,
[f] senior note, 144A, 5.625%, 10/01/26	United States	400,000	403,380
[d] senior secured note, first lien, 5.25%, 10/01/25	United States	1,000,000	1,002,500
[d] Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 6.25%, 4/01/23.	United States	1,500,000	1,554,375
[d] CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%,
8/15/22	United States	400,000	374,400
[f] Diamondback Energy Inc., senior note, 144A, 4.75%, 11/01/24	United States	900,000	903,375
[d] Energy Transfer Equity LP, senior bond, first lien, 7.50%, 10/15/20.	United States	1,500,000	1,609,875
[f,g] EnQuest PLC, senior note, 144A, PIK, 7.00%, 4/15/22	United Kingdom	1,147,777	1,077,344
[d] Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	800,000	672,000
[d] Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
7.25%, 2/15/21	United States	900,000	902,250
[f,g] Murray Energy Corp., 1.5 lien, 144A, PIK, 12.00% (incl. cash 9.00%), 4/15/24 .	United States	592,000	399,600
[d] QEP Resources Inc., senior bond, 5.25%, 5/01/23.	United States	500,000	489,375
[d] Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	900,000	634,500
senior note, 6.125%, 1/15/23	United States	300,000	174,000
[d,f] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%, 1/15/23	United States	700,000	694,750
[d] Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	400,000	399,500
senior note, 7.75%, 6/15/21	United States	1,000,000	996,250
senior note, 4.50%, 4/15/22	United States	400,000	352,000
			16,902,144
Food, Beverage & Tobacco 1.5%
[d] B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	1,000,000	961,060
[f] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	1,300,000	1,272,375
[d,f] Lamb Weston Holdings Inc., senior note, 144A, 4.625%, 11/01/24.	United States	1,100,000	1,080,750
[d,f] Post Holdings Inc., senior note, 144A, 5.50%, 3/01/25	United States	400,000	398,300
			3,712,485
Health Care Equipment & Services 4.0%
[d,f] Avantor Inc., senior secured note, first lien, 144A, 6.00%, 10/01/24	United States	600,000	610,500
[d,f] Catalent Pharma Solutions Inc., senior note, 144A, 4.875%, 1/15/26	United States	1,200,000	1,161,000
[d,f] Centene Corp., senior note, 144A, 5.375%, 6/01/26.	United States	1,000,000	1,027,500
[d] CHS/Community Health Systems Inc.,
[f] senior note, 144A, 8.125%, 6/30/24	United States	900,000	756,000
senior secured note, first lien, 6.25%, 3/31/23.	United States	700,000	667,625

|3

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services (continued)
[d] HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	$500,000	$528,125
senior note, 7.50%, 2/15/22	United States	500,000	548,750
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000	1,062,500
[d,f] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,354,600
[d] Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	900,000	909,000
senior secured note, first lien, 6.00%, 10/01/20	United States	500,000	516,875
[d,f] WellCare Health Plans Inc., senior note, 144A, 5.375%, 8/15/26	United States	1,000,000	1,020,000
			10,162,475
Materials 8.9%
[g] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	600,000	609,000
[f] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 4.25%, 9/15/22.	Luxembourg	300,000	294,750
senior note, 144A, 6.00%, 2/15/25.	Luxembourg	500,000	491,875
[d,f] BWAY Holding Co., secured note, 144A, 5.50%, 4/15/24	United States	1,500,000	1,478,385
[f] Cemex SAB de CV, senior secured bond, 144A, 7.75%, 4/16/26	Mexico	400,000	438,550
[d] The Chemours Co., senior note, 6.625%, 5/15/23	United States	776,000	812,542
[d,f] Crown Americas LLC/Crown Americas Capital Corp., senior note, 144A,
4.75%, 2/01/26	United States	500,000	480,000
[f] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20.	Canada	800,000	762,000
[f] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21.	Zambia	961,000	951,991
senior note, 144A, 7.25%, 4/01/23.	Zambia	500,000	477,500
[f] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 4.75%, 5/15/22.	Australia	700,000	692,069
senior note, 144A, 5.125%, 3/15/23	Australia	600,000	588,750
[d,f] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note,
144A, 7.375%, 12/15/23	United States	800,000	834,592
[f] HudBay Minerals Inc., senior note, 144A, 7.25%, 1/15/23	Canada	400,000	413,044
[d,f] New Enterprise Stone & Lime Co., senior note, 144A, 6.25%, 3/15/26	United States	800,000	808,000
[c] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	600,000	502,617
[f] Northwest Acquisitions ULC/Dominion Finco Inc., secured note, second lien,
144A, 7.125%, 11/01/22	Canada	300,000	307,500
[d,f] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	1,300,000	1,329,250
[f] OCI NV, senior note, 144A, 6.625%, 4/15/23	Netherlands	400,000	416,500
[d,f] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22.	United States	900,000	911,250
senior note, 144A, 5.875%, 8/15/23	United States	400,000	413,000
[f] Petra Diamonds U.S. Treasury PLC, secured note, second lien, 144A, 7.25%,
5/01/22	South Africa	700,000	684,250
[d,f] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	1,000,000	917,500
[d,f] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	600,000	615,750
[f] Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA,
[d] senior note, 144A, 7.00%, 7/15/24.	United States	100,000	101,937
[d] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	400,000	398,300
[h] senior secured note, first lien, 144A, FRN, 5.839%, (3-month USD LIBOR
+ 3.50%), 7/15/21	United States	400,000	406,500
[d,f] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	500,000	505,000
senior bond, 144A, 5.50%, 9/15/25	United States	600,000	614,250

|4

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[d] Steel Dynamics Inc., senior note, 5.125%, 10/01/21.	United States	$1,500,000	$1,518,375
[d] Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%,
4/15/22	United States	1,200,000	1,279,500
[d,f] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior
note, 144A, 7.50%, 6/15/25	United States	1,300,000	1,342,250
			22,396,777
Media & Entertainment 5.4%
[f] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	1,200,000	1,172,400
[d,f] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	1,000,000	999,500
[d] AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,000,000	987,500
[d] CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,500,000	1,521,990
[f] senior note, 144A, 5.125%, 5/01/23	United States	500,000	503,275
[d] Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	700,000	717,759
senior sub. note, 7.625%, 3/15/20	United States	800,000	805,000
[d] CSC Holdings LLC,
senior note, 6.75%, 11/15/21	United States	1,000,000	1,056,250
senior note, 5.25%, 6/01/24	United States	500,000	490,000
[d] Netflix Inc., senior note, 5.50%, 2/15/22	United States	1,500,000	1,553,625
[d,f] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	500,000	490,625
[f] Virgin Media Secured Finance PLC,
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	1,100,000	1,102,750
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	400,000	397,000
[d,f] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23	United States	100,000	100,250
senior note, 144A, 5.625%, 4/15/22	United States	1,806,000	1,837,605
			13,735,529
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
[d,f] Bausch Health Cos. Inc.,
senior note, 144A, 5.625%, 12/01/21	United States	500,000	500,000
senior note, 144A, 9.25%, 4/01/26.	United States	1,500,000	1,621,875
senior secured note, first lien, 144A, 6.50%, 3/15/22	United States	200,000	208,500
Concordia International Corp., senior secured note, first lien, 8.00%, 9/06/24	Canada	323,000	317,347
[d,f] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,000,000	867,000
senior note, 144A, 6.00%, 7/15/23.	United States	500,000	446,250
[d] Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,200,000	1,230,000
[d,f] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note,
144A, 6.375%, 8/01/23	United States	1,200,000	1,212,000
			6,402,972
Real Estate 2.0%
[d] CyrusOne LP/CyrusOne Finance Corp., senior note, 5.00%, 3/15/24	United States	1,300,000	1,327,625
[d] Equinix Inc., senior bond, 5.875%, 1/15/26	United States	300,000	309,375
[d,f] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25.	United States	1,000,000	1,012,250
[d] MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	300,000
senior note, 6.375%, 3/01/24	United States	700,000	738,500
[d] SBA Communications Corp., senior note, 4.00%, 10/01/22	United States	1,400,000	1,380,750
			5,068,500

|5

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 0.7%
[d] Penske Automotive Group Inc., senior sub. note, 3.75%, 8/15/20	United States	$1,400,000	$1,396,500
[d,f] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	700,000	506,625
			1,903,125
Semiconductors & Semiconductor Equipment 0.4%
[d,f] Qorvo Inc., senior note, 144A, 5.50%, 7/15/26	United States	900,000	915,867
Software & Services 1.8%
[f] First Data Corp.,
[d] secured note, first lien, 144A, 5.00%, 1/15/24	United States	1,700,000	1,716,150
secured note, second lien, 144A, 5.75%, 1/15/24	United States	500,000	508,250
[d] Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,800,000	1,833,390
[d,f] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	600,000	596,098
			4,653,888
Technology Hardware & Equipment 1.5%
[d,f] Blackboard Inc., secured note, second lien, 144A, 9.75%, 10/15/21.	United States	1,538,000	1,218,865
[d,f] Dell International LLC/EMC Corp., senior note, 144A, 5.875%, 6/15/21	United States	400,000	413,000
[d,f] Itron Inc., senior note, 144A, 5.00%, 1/15/26	United States	1,500,000	1,443,750
[d,f] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A,
6.75%, 6/01/25	United States	800,000	780,000
			3,855,615
Telecommunication Services 2.7%
[d,f] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	309,000
[f] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000	916,007
[f] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	700,000	651,112
[f] DKT Finance ApS, senior secured note, first lien, 144A, 9.375%, 6/17/23	Denmark	1,000,000	1,056,240
[d,f] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	148,000	149,103
senior note, 144A, 7.00%, 3/01/20.	United States	600,000	624,000
[d] Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	300,000	312,375
senior note, 7.25%, 9/15/21	United States	500,000	529,375
[f] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, senior secured bond,
first lien, 144A, 4.738%, 9/20/29	United States	1,000,000	1,003,265
[d] T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000	520,625
senior note, 4.00%, 4/15/22	United States	700,000	698,687
			6,769,789
Transportation 0.9%
[f] Avolon Holdings Funding Ltd., senior note, 144A, 5.125%, 10/01/23	Ireland	1,000,000	1,008,750
[f] DAE Funding LLC,
senior note, 144A, 4.00%, 8/01/20.	United Arab Emirates	800,000	799,000
senior note, 144A, 4.50%, 8/01/22.	United Arab Emirates	400,000	395,500
			2,203,250
Utilities 2.1%
[d] Calpine Corp., senior note, 5.375%, 1/15/23	United States	1,500,000	1,415,625
Clearway Energy Operating LLC,
[d] senior bond, 5.375%, 8/15/24	United States	500,000	505,000
[d] senior bond, 5.00%, 9/15/26	United States	1,000,000	962,500
[f,i] senior note, 144A, 5.75%, 10/15/25	United States	300,000	303,375

|6

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities (continued)
[d] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note,
8.625%, 6/15/20	United States	$500,000	$477,500
[f] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	500,000	497,500
[d] Talen Energy Supply LLC, senior note, 6.50%, 6/01/25.	United States	1,500,000	1,162,500
			5,324,000
Total Corporate Bonds (Cost $140,627,369)			139,894,374

[h] Senior Floating Rate Interests 55.7%
Capital Goods 5.9%
AECOM, Term B Loans, 3.992%, (1-month USD LIBOR + 1.75%), 3/13/25	United States	2,161,074	2,169,513
[j,k] Altra Industrial Motion, Term B Loan, TBD, 10/15/25	United States	1,065,218	1,069,213
Delos Finance S.A.R.L. (AerCap), New Loans, 4.136%, (3-month USD LIBOR
+ 1.75%), 10/06/23.	Luxembourg	2,500,000	2,512,948
Doncasters U.S. Finance LLC, Term B Loans, 5.886%, (3-month USD LIBOR +
3.50%), 4/09/20	United States	1,404,027	1,310,425
Flying Fortress Holdings LLC (ILFC), New Loan, 4.136%, (3-month USD
LIBOR + 1.75%), 10/30/22	United States	1,629,859	1,640,215
Harsco Corp., Term Loan B-2, 4.50%, (1-month USD LIBOR + 2.25%),
12/10/24	United States	2,432,532	2,448,749
Navistar Inc., Tranche B Term Loan, 5.64%, (1-month USD LIBOR + 3.50%),
11/06/24	United States	3,140,150	3,157,775
Onsite Rental Group Operations Property Ltd., Term Loan, 6.716%, (1-month
USD LIBOR + 4.50%), 10/25/22	Australia	696,716	689,749
			14,998,587
Commercial & Professional Services 1.2%
Prime Security Services Borrower LLC, Term B-1 Loans, 4.992%, (1-month
USD LIBOR + 2.75%), 5/02/22	United States	1,773,545	1,784,137
Ventia Pty. Ltd., Term B Loans (USD), 5.886%, (3-month USD LIBOR +
3.50%), 5/21/22	Australia	1,322,338	1,332,255
			3,116,392
Consumer Services 5.7%
24 Hour Fitness Worldwide Inc., Term Loan, 5.742%, (1-month USD LIBOR +
3.50%), 5/30/25	United States	743,164	749,357
Aristocrat Technologies Inc., Term B-3 Loans, 4.098%, (3-month USD LIBOR +
1.75%), 10/19/24	United States	931,006	931,275
Avis Budget Car Rental LLC, Tranche B Term Loans, 4.25%, (1-month USD
LIBOR + 2.00%), 2/13/25	United States	2,399,918	2,404,046
Caesars Resort Collection LLC/CRC Finco Inc., Term B Loans, 4.992%,
(1-month USD LIBOR + 2.75%), 12/22/24.	United States	1,733,778	1,734,708
Eldorado Resorts, Inc.,
Initial Term Loan, 4.375%, (1-month USD LIBOR + 2.25%), 4/17/24	United States	893,824	899,400
Initial Term Loan, 4.438%, (2-month USD LIBOR + 2.25%), 4/17/24	United States	1,016,095	1,022,433
Hilton Worldwide Finance LLC, Series B-2 Term Loans, 3.966%, (1-month
USD LIBOR + 1.75%), 10/25/23	United States	1,723,074	1,732,766
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (Yum
Brands), Term Loan B, 3.915%, (1-month USD LIBOR + 1.75%), 4/03/25	United States	1,708,061	1,711,664
Las Vegas Sands LLC, Term B Loans, 3.992%, (1-month USD LIBOR +
1.75%), 3/27/25	United States	1,995,700	1,996,380
Sabre GLBL Inc., 2017 Other Term A Loans, 4.242%, (1-month USD LIBOR +
2.00%), 7/01/22	United States	927,623	930,522

|7

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[h] Senior Floating Rate Interests (continued)
Consumer Services (continued)
[j] Station Casinos LLC, Term B Facility Loans., 4.75%, (1-month USD LIBOR +
2.50%), 6/08/23	United States	$360,516	$362,421
			14,474,972
Diversified Financials 1.0%
[j] Asurion LLC, Replacement B-4 Term Loans, 5.242%, (1-month USD LIBOR +
3.00%), 8/04/22	United States	1,994,798	2,013,810
Trans Union LLC, 2017 Replacement Term A-2 Loans, 3.992%, (1-month USD
LIBOR + 1.75%), 8/09/22	United States	470,636	471,518
			2,485,328
Energy 0.7%
OSG Bulk Ships Inc., Initial Term Loan, 6.77%, (6-month USD LIBOR +
4.25%), 8/05/19	United States	1,699,823	1,687,083
Food & Staples Retailing 0.2%
U.S. Foods Inc., Initial Term Loans, 4.242%, (1-month USD LIBOR + 2.00%),
6/27/23	United States	572,074	574,866
Food, Beverage & Tobacco 2.9%
JBS USA LUX SA, New Initial Term Loans, 4.837% - 4.886%, (3-month USD
LIBOR + 2.50%), 10/30/22	United States	2,976,715	2,986,018
Pinnacle Foods Finance LLC, Initial B Term Loan, 3.854%, (1-month USD
LIBOR + 1.75%), 2/03/24	United States	1,177,434	1,178,982
Post Holdings Inc., Series A Incremental Term Loans, 4.22%, (1-month USD
LIBOR + 2.00%), 5/24/24	United States	3,161,269	3,165,615
			7,330,615
Health Care Equipment & Services 4.1%
[j] Catalent Pharma Solutions Inc., Dollar Term Loan, 4.492%, (1-month USD
LIBOR + 2.25%), 5/20/24	United States	1,380,910	1,391,267
DaVita Healthcare Partners Inc., Tranche B Term Loan, 4.992%, (1-month
USD LIBOR + 2.75%), 6/24/21	United States	994,805	1,000,401
Envision Healthcare Corp., Initial Term Loans, 5.25%, (1-month USD LIBOR +
3.00%), 12/01/23	United States	932,625	933,785
HCA Inc., Term Loan B11, 3.992%, (1-month USD LIBOR + 1.75%), 3/18/23	United States	1,546,230	1,559,759
IQVIA Inc.,
Term B-1 Dollar Loans, 4.386%, (3-month USD LIBOR + 2.00%), 3/07/24 .	United States	898,405	901,961
Term B-3 Dollar Loans, 4.136%, (3-month USD LIBOR + 1.75%), 6/11/25 .	United States	698,250	699,035
Mallinckrodt International Finance SA/CB LLC, Extended Term Loan B,
5.136%, (3-month USD LIBOR + 2.75%), 9/24/24	Luxembourg	1,730,542	1,722,249
U.S. Renal Care Inc., Initial Term Loan, 6.636%, (3-month USD LIBOR +
4.25%), 12/31/22	United States	2,164,321	2,114,271
			10,322,728
Household & Personal Products 0.9%
Spectrum Brands Inc., USD Term Loans, 4.34% - 4.35%, (3-month USD
LIBOR + 2.00%), 6/23/22	United States	2,389,737	2,403,676
Materials 6.4%
Ashland LLC, Term B Loan, 3.915% - 3.992%, (1-month USD LIBOR +
1.75%), 5/17/24	United States	2,025,112	2,032,199
Axalta Coating Systems U.S. Holdings Inc., Term B-3 Dollar Loan, 4.136%,
(3-month USD LIBOR + 1.75%), 6/01/24	United States	2,543,396	2,551,636
Chemours Co., Tranche B-2 US$ Term Loan, 4.00%, (1-month USD LIBOR +
1.75%), 4/03/25	United States	1,063,643	1,064,142

|8

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[h] Senior Floating Rate Interests (continued)
Materials (continued)
Crown Americas LLC, Dollar Term B Loan, 4.163%, (1-week USD LIBOR +
2.00%), 4/03/25	United States	$3,155,662	$3,176,370
Ineos U.S. Finance LLC, 2024 Dollar Term Loan, 4.242%, (1-month USD
LIBOR + 2.00%), 3/31/24	United States	1,473,400	1,477,660
KMG Chemicals Inc., Initial Term Loan, 4.992%, (1-month USD LIBOR +
2.75%), 6/15/24	United States	253,249	253,882
Oxbow Carbon LLC, Tranche B Term Loan, 5.742%, (1-month USD LIBOR +
3.50%), 1/04/23	United States	2,079,000	2,104,988
Univar USA Inc., Term B-3 Loans, 4.492%, (1-month USD LIBOR + 2.25%),
7/01/24	United States	744,444	747,132
WR Grace & Co.,
Term B-1 Loans, 4.136%, (3-month USD LIBOR + 1.75%), 4/03/25.	United States	1,059,920	1,065,440
Term B-2 Loans, 4.136%, (3-month USD LIBOR + 1.75%), 4/03/25.	United States	1,817,006	1,826,469
			16,299,918
Media & Entertainment 9.6%
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 4.384%, (1-month USD LIBOR + 2.25%),
12/15/23	United States	592,457	593,815
Initial Term Loans, 4.384%, (1-month USD LIBOR + 2.25%), 12/15/22	United States	2,928,786	2,935,499
Charter Communications Operating LLC, Term B Loan, 4.25%, (1-month USD
LIBOR + 2.00%), 4/30/25	United States	994,988	997,589
CSC Holdings LLC, March 2017 Incremental Term Loans, 4.408%, (1-month
USD LIBOR + 2.25%), 7/17/25	United States	2,573,081	2,575,762
Go Daddy Operating Co. LLC, Tranche B-1 Term Loans, 4.492%, (1-month
USD LIBOR + 2.25%), 2/15/24	United States	2,084,470	2,095,184
Gray Television Inc., Term B-2 Loan, 4.354%, (1-month USD LIBOR + 2.25%),
2/07/24	United States	2,568,789	2,578,193
Lions Gate Capital Holdings LLC, Term A Loan, 3.992%, (1-month USD LIBOR
+ 1.75%), 3/22/23	Canada	1,427,059	1,428,843
Live Nation Entertainment Inc., Term B-3 Loans, 4.00%, (1-month USD LIBOR
+ 1.75%), 10/31/23.	United States	2,816,543	2,825,328
MCC Iowa LLC (Mediacom Broadband), Tranche M Term Loan, 4.17%,
(1-week USD LIBOR + 2.00%), 1/25/25	United States	1,731,589	1,738,082
Mediacom Illinois LLC, Tranche N Term Loan, 3.92%, (1-week USD LIBOR +
1.75%), 2/15/24	United States	1,339,169	1,340,843
[j] Mission Broadcasting Inc., Term Loan B-2, 4.604%, (1-month USD LIBOR +
2.50%), 1/17/24	United States	133,152	133,610
[j] Nexstar Broadcasting Inc., Term Loan B-2, 4.604%, (1-month USD LIBOR +
2.50%), 1/17/24	United States	949,406	954,549
Rackspace Hosting Inc., Term B Loans, 5.348%, (3-month USD LIBOR +
3.00%), 11/03/23	United States	2,016,196	1,993,202
Sinclair Television Group Inc., Tranche B Term Loans, 4.50%, (1-month USD
LIBOR + 2.25%), 1/03/24	United States	1,970,944	1,980,184
			24,170,683
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Bausch Health Cos. Inc., Initial Term Loans, 5.104%, (1-month USD LIBOR +
3.00%), 6/02/25	United States	642,468	646,484
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans,
6.50%, (1-month USD LIBOR + 4.25%), 4/29/24	United States	1,975,000	1,992,281
Grifols Worldwide Operations USA Inc., Tranche B Term Loan, 4.417%,
(1-week USD LIBOR + 2.25%), 1/31/25	United States	1,723,144	1,733,913

|9

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[h] Senior Floating Rate Interests (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Horizon Pharma Inc., Third Amendment Refinancing Term Loan, 5.50%,
(1-month USD LIBOR + 3.25%), 3/29/24	United States	$2,068,515	$2,087,908
Innoviva Inc., Initial Term Loan, 6.812%, (3-month USD LIBOR + 4.50%),
8/18/22	United States	110,000	110,550
Syneos Health Inc., Initial Term B Loans, 4.242%, (1-month USD LIBOR +
2.00%), 8/01/24	United States	1,468,782	1,472,799
			8,043,935
Retailing 4.0%
Ascena Retail Group Inc., Tranche B Term Loan, 6.75%, (1-month USD LIBOR
+ 4.50%), 8/21/22	United States	3,174,835	3,080,257
General Nutrition Centers Inc., FILO Term Loan (ABL), 9.25%, (1-month USD
LIBOR + 7.00%), 12/31/22	United States	3,000,000	3,078,750
Harbor Freight Tools USA Inc., Refinancing Loans, 4.742%, (1-month USD
LIBOR + 2.50%), 8/19/23	United States	1,964,791	1,968,748
Michaels Stores Inc., 2018 New Replacement Term B Loan, 4.658% - 4.742%,
(1-month USD LIBOR + 2.50%), 1/28/23	United States	2,014,950	2,011,172
			10,138,927
Semiconductors & Semiconductor Equipment 1.0%
MKS Instruments Inc., Tranche B-4 Term Loan, 3.992%, (1-month USD LIBOR
+ 1.75%), 4/29/23	United States	264,073	265,558
ON Semiconductor Corp., 2018 New Replacement Term B-3 Loans, 3.992%,
(1-month USD LIBOR + 1.75%), 3/31/23	United States	2,322,870	2,329,114
			2,594,672
Software & Services 2.2%
First Data Corp., Term A Loan, 3.962%, (1-month USD LIBOR + 1.75%),
6/02/20	United States	1,896,310	1,899,595
Iron Mountain Information Management LLC, Term B Loan, 3.992%, (1-month
USD LIBOR + 1.75%), 1/26/26	United States	1,674,080	1,659,951
Wex Inc., Term B-2 Loan, 4.492%, (1-month USD LIBOR + 2.25%), 7/01/23	United States	1,940,338	1,951,252
			5,510,798
Technology Hardware & Equipment 1.8%
[j,k] Ciena Corp., Term Loan B, TBD, 9/28/25	United States	2,066,666	2,077,000
CommScope Inc., Tranche 5 Term Loans, 4.242%, (1-month USD LIBOR +
2.00%), 12/29/22	United States	950,080	956,607
Western Digital Corp., US Term B-4 Loan, 3.992%, (1-month USD LIBOR +
1.75%), 4/29/23	United States	1,415,667	1,420,085
			4,453,692
Transportation 2.6%
Air Canada, Term Loan, 4.242%, (1-month USD LIBOR + 2.00%), 10/06/23	Canada	2,980,290	2,994,571
American Airlines Inc., 2021 Replacement Term Laons, 4.133%, (3-month
USD LIBOR + 2.00%), 10/10/21	United States	679,077	679,820
Hertz Corp., Tranche B-1 Term Loan, 4.83%, (1-month USD LIBOR + 2.75%),
6/30/23	United States	2,947,734	2,945,433
			6,619,824

|10

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

[h] Senior Floating Rate Interests (continued)
Utilities 2.3%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 5.64%, (3-month USD
LIBOR + 3.25%), 6/28/23	United States	$2,291,106	$2,282,276
NRG Energy Inc., Term Loan B, 4.136%, (3-month USD LIBOR + 1.75%),
6/30/23	United States	3,405,924	3,412,123
			5,694,399
Total Senior Floating Rate Interests (Cost $140,714,583)			140,921,095

Commercial Mortgage-Backed Securities 4.7%
Banks 2.6%
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	253,924	246,862
2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,480,081
[l,m] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.928%, 7/10/38	United States	865,000	797,205
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	1,410,000	1,402,377
JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%,
10/15/48	United States	1,410,000	1,374,524
[n] Merrill Lynch Mortgage Investors Trust,
2003-OPT1, B2, FRN, 6.341%, (1-month USD LIBOR + 4.125%), 7/25/34 .	United States	33,301	5,737
2005-A6, 2A3, FRN, 2.596%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	169,402	170,111
[n] Morgan Stanley ABS Capital I Inc. Trust, 2003-NC10, B1, FRN, 7.166%,
(1-month USD LIBOR + 4.95%), 10/25/33.	United States	350,442	379,706
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	550,000	549,256
			6,405,859
Diversified Financials 2.1%
[n] Argent Securities Inc., 2003-W5, M4, FRN, 7.841%, (1-month USD LIBOR +
5.625%), 10/25/33	United States	93,151	100,638
[f,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 4.208%, 5/26/35	United States	1,273,622	1,237,340
[n] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	1,565,495	1,609,243
2014-HQ2, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%), 9/25/24	United States	662,992	683,236
2015-HQ1, M2, FRN, 4.416%, (1-month USD LIBOR + 2.20%), 3/25/25	United States	81,574	81,799
[n] MortgageIT Trust, 2004-1, A2, FRN, 3.116%, (1-month USD LIBOR + 0.90%),
11/25/34	United States	254,073	250,660
[n] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 2.526%,
(1-month USD LIBOR + 0.31%), 11/25/35.	United States	294,470	293,088
[n] Option One Mortgage Loan Trust, 2003-6, M5, FRN, 7.166%, (1-month USD
LIBOR + 4.95%), 11/25/33	United States	92,324	81,905
[m,n] Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 7.091%,
(1-month USD LIBOR + 4.875%), 4/25/33.	United States	13,987	13,566
[n] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.604%, (1-month
USD LIBOR + 1.50%), 2/25/35	United States	242,967	239,957
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.572%, 4/25/45	United States	582,582	588,298
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 3.937%, 11/25/34	United States	158,805	163,566
2007-3, 3A1, 5.50%, 4/25/22	United States	43,921	44,722
			5,388,018
Total Commercial Mortgage-Backed Securities
(Cost $11,979,777)			11,793,877

Mortgage-Backed Securities 38.8%
[o] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
[d] FHLMC, 4.577%, (12-month USD LIBOR +/- MBS Margin), 5/01/34	United States	85,242	89,208

|11

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 21.3%
[d] FHLMC Gold 15 Year, 5.00%, 12/01/23	United States	$361,497	$375,487
[d] FHLMC Gold 15 Year, 5.50%, 7/01/19	United States	2,220	2,236
[d] FHLMC Gold 30 Year, 3.50%, 3/01/45	United States	42,121	41,575
[d] FHLMC Gold 30 Year, 3.50%, 10/01/47	United States	5,629,547	5,545,373
[p] FHLMC Gold 30 Year, 3.50%, 10/01/48	United States	14,530,000	14,297,860
[d] FHLMC Gold 30 Year, 4.00%, 4/01/48	United States	6,483,084	6,553,579
[d] FHLMC Gold 30 Year, 4.00%, 5/01/48	United States	11,251,917	11,373,001
[p] FHLMC Gold 30 Year, 4.00%, 10/01/48	United States	14,202,000	14,341,129
[d] FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36.	United States	490,614	541,548
[d] FHLMC Gold 30 Year, 6.50%, 8/01/27 - 3/01/38	United States	257,797	285,523
[d] FHLMC Gold 30 Year, 7.00%, 9/01/27	United States	71,602	75,570
[d] FHLMC Gold 30 Year, 8.00%, 1/01/31	United States	7,732	7,836
[d] FHLMC Gold 30 Year, 8.50%, 7/01/31	United States	274,095	315,528
			53,756,245
[o] Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
[d] FNMA, 3.915% - 4.10%, (6-month USD LIBOR +/- MBS Margin), 6/01/32 -
7/01/34	United States	248,860	258,136
Federal National Mortgage Association (FNMA) Fixed Rate 13.1%
[d] FNMA 15 Year, 3.00%, 8/01/27	United States	8,328	8,277
[d] FNMA 15 Year, 3.50%, 1/01/21 - 1/01/26	United States	30,891	31,077
[d] FNMA 15 Year, 5.50%, 7/01/20	United States	46,852	47,291
[d] FNMA 15 Year, 6.50%, 7/01/20	United States	34	34
[d] FNMA 30 Year, 3.50%, 11/01/47	United States	2,472,273	2,435,150
[d] FNMA 30 Year, 3.50%, 4/01/48	United States	2,215,033	2,181,788
[p] FNMA 30 Year, 3.50%, 10/01/48	United States	4,550,000	4,477,888
[d] FNMA 30 Year, 3.50%, 1/01/45 - 7/01/56	United States	2,069,369	2,040,236
[d] FNMA 30 Year, 4.00%, 11/01/44 - 1/01/45	United States	948,510	960,251
[d] FNMA 30 Year, 4.00%, 1/01/48	United States	2,060,927	2,084,355
[d] FNMA 30 Year, 4.00%, 4/01/48	United States	3,876,368	3,917,971
[p] FNMA 30 Year, 4.00%, 9/01/48	United States	13,025,000	13,152,881
[d] FNMA 30 Year, 4.50%, 5/01/24 - 8/01/44	United States	56,996	59,002
[d] FNMA 30 Year, 5.00%, 5/01/38 - 7/01/39	United States	383,499	407,175
[d] FNMA 30 Year, 5.50%, 6/01/37	United States	311,997	336,586
[d] FNMA 30 Year, 6.00%, 4/01/33 - 6/01/38	United States	763,470	840,358
[d] FNMA 30 Year, 6.50%, 8/01/32	United States	105,877	117,094
[d] FNMA 30 Year, 8.00%, 10/01/29	United States	6,228	6,237
			33,103,651
Government National Mortgage Association (GNMA) Fixed Rate 4.3%
GNMA I SF 30 Year, 4.50%, 9/20/48	United States	4,500,000	4,658,070
[d] GNMA I SF 30 Year, 6.50%, 6/15/31 - 12/15/33	United States	346,770	380,725
[p] GNMA II SF 30 Year, 4.50%, 10/01/48	United States	5,526,000	5,712,503
[d] GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29	United States	33,169	36,068
[d] GNMA II SF 30 Year, 8.00%, 1/20/28 - 10/20/31	United States	94,351	109,409
			10,896,775
Total Mortgage-Backed Securities (Cost $99,122,476)			98,104,015

|12

FRANKLIN LIMITED DURATION INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Litigation Trust	United States	800,000	$—
[a,b] NewPage Corp., Litigation Trust	United States	1,500,000	—
[a] Penn Virginia Corp., Litigation Trust	United States	300,000	787
[a,b] T-Mobile USA Inc., Litigation Trust	United States	1,200,000	—
[a] Vistra Energy Corp., Litigation Trust	United States	2,000,000	9,000
Total Escrows and Litigation Trusts (Cost $58,482)			9,787
Total Investments before Short Term Investments
(Cost $400,769,282)			394,370,119

Short Term Investments (Cost $9,264,598) 3.7%

Money Market Funds 3.7%
[q,r] Institutional Fiduciary Trust Money Market Portfolio, 1.69%.	United States	9,264,598	9,264,598
Total Investments (Cost $410,033,880) 159.6%			403,634,717
Credit Facility (35.6)%			(90,000,000)
Other Assets, less Liabilities (24.0)%			(60,687,090)
Net Assets 100.0%			$252,947,627

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
cSee Note 4 regarding restricted securities.
dA portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
ePerpetual security with no stated maturity date.
fSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At September 30, 2018, the aggregate value of these securities was $79,508,224, representing 31.4% of net assets.
gIncome may be received in additional securities and/or cash.
hThe coupon rate shown represents the rate at period end.
iSecurity purchased on a when-issued basis.
jA portion or all of the security purchased on a delayed delivery basis.
kA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
lAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
mThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
nThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
oAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
pSecurity purchased on a to-be-announced (TBA) basis.
qSee Note 5 regarding investments in affiliated management investment companies.
rThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

The Fund is investing in mortgage dollar rolls as an alternate form of leverage.

4. RESTRICTED SECURITIES

At September 30, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
600,000	New Gold Inc., senior note, 144A, 6.375%, 5/15/25	5/04/17	$600,000	$502,617
404	Nine Point Energy Holdings Inc., cvt. pfd	3/24/17	377,604	604,110
21,663	Nine Point Energy LLC	7/15/14 - 2/01/18	830,630	295,010
39,306	Remington Outdoor Co. Inc	2/13/17	1,947,001	665,803
3,700	Remington Outdoor Co. Inc., Litigation Units	5/16/18	—	—
	Total Restricted Securities (Value is 0.8% of Net Assets)		$3,755,235	$2,067,540

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.69%	12,509,828	100,868,232	(104,113,462)	9,264,598	$9,264,598	$119,421	$ —	$ —

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Commercial & Professional Services	$—	$—	$665,803	[c]	$665,803
Energy.	564,987	1,237,823	899,124		2,701,934
Transportation	—	—	67,982		67,982
All Other Equity Investments.	211,252	—	—		211,252
Corporate Bonds	—	139,894,374	—		139,894,374
Senior Floating Rate Interests	—	140,921,095	—		140,921,095
Commercial Mortgage-Backed Securities	—	11,793,877	—		11,793,877
Mortgage-Backed Securities	—	98,104,015	—		98,104,015
Escrows and Litigation Trusts	—	9,787	—[c]		9,787
Short Term Investments	9,264,598	—	—		9,264,598
Total Investments in Securities	$10,040,837	$391,960,971	$1,632,909		$403,634,717

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common and convertible preferred stocks as well as other equity investments.
cIncludes securities determined to have no value at September 30, 2018.

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FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In August 2018, FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
PIK	Payment-In-Kind
SF	Single Family
USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By   /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date: November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Matthew T. Hinkle

Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date: November 27, 2018

By    /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date: November 27, 2018